Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 91,223,195	$ 100,186,466		$ 3,065,296			$ 3,106,557
Financial liabilities	$ 86,393,137	$ 97,178,536		2,902,995			3,013,288
Exchange Rate	US$1=NT$29.76	US$1=NT$32.25	US$1=NT$32.825
Exchange Rate	US$1=NT$29.76	US$1=NT$32.25	US$1=NT$32.825
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				1,193,369	¥ 35,514,653		1,020,769	¥ 32,919,814
Financial liabilities				1,007,629	¥ 29,987,042		891,487	¥ 28,750,462
Exchange Rate	US$1=CNY6.5342	US$1=CNY6.9370
Exchange Rate	US$1=CNY6.5342	US$1=CNY6.9370
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,322,436	$ 1,371,471				¥ 5,005,435			¥ 4,976,309
Financial liabilities	$ 1,430,822	$ 1,621,001				5,415,677			5,881,716
Exchange Rate	JPY1=NT$0.2642	JPY1=NT$0.2756
Exchange Rate	JPY1=NT$0.2642	JPY1=NT$0.2756
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				2,143,530		8,113,284	2,556,951		9,277,760
Financial liabilities				$ 2,271,811		¥ 8,598,832	$ 2,630,259		¥ 9,543,756
Exchange Rate	JPY1=US$0.0089	JPY1=US$0.0085
Exchange Rate	JPY1=US$0.0089	JPY1=US$0.0085